JPMorgan Short Duration Core Plus ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 39.1%
Aerospace & Defense — 0.5%
Boeing Co. (The)
4.88%, 5/1/2025	570,000	564,713
2.20%, 2/4/2026	125,000	113,627
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	55,000	51,573
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	45,000	40,050
4.13%, 4/15/2029 (a)	60,000	52,800
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	42,000	41,549
9.38%, 11/30/2029 (a)	18,000	18,945
TransDigm, Inc. 6.25%, 3/15/2026 (a)	60,000	59,708
Triumph Group, Inc. 8.88%, 6/1/2024 (a)	48,000	49,080
		992,045
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	12,000	11,638
5.75%, 4/20/2029 (a)	54,750	50,970
United Airlines, Inc. 4.38%, 4/15/2026 (a)	53,000	49,344
		111,952
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	200,000	186,682
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	40,000	37,809
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	50,000	47,000
5.00%, 10/1/2029	30,000	26,105
Clarios Global LP 6.25%, 5/15/2026 (a)	36,000	35,663
Dana, Inc.
5.38%, 11/15/2027	50,000	45,816
4.50%, 2/15/2032	25,000	19,578
Goodyear Tire & Rubber Co. (The) 5.25%, 4/30/2031 (b)	124,000	106,020
Icahn Enterprises LP 5.25%, 5/15/2027	90,000	82,889
		587,562
Automobiles — 0.8%
Hyundai Capital America
2.65%, 2/10/2025 (a)	250,000	233,446
1.80%, 10/15/2025 (a)	200,000	178,623
Stellantis Finance US, Inc.
1.71%, 1/29/2027 (a)	210,000	181,369
5.63%, 1/12/2028 (a)	320,000	318,747
Volkswagen Group of America Finance LLC (Germany)
3.35%, 5/13/2025 (a)	200,000	191,498
4.35%, 6/8/2027 (a)	385,000	372,587
		1,476,270
Banks — 14.8%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	400,000	383,892
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (c)	645,000	620,949

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	450,000	429,080
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	150,000	130,716
Banco Santander SA (Spain)
2.75%, 5/28/2025	600,000	563,857
5.15%, 8/18/2025	400,000	397,465
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	171,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (c)	200,000	185,362
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	200,000	197,933
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (c)	585,000	542,113
(SOFR + 1.33%), 3.38%, 4/2/2026 (c)	380,000	361,845
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	201,532
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	308,640
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	475,000	465,634
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	400,000	413,726
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	335,000	328,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	203,171
Banque Federative du Credit Mutuel SA (France) 4.75%, 7/13/2027 (a)	530,000	515,484
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	600,000	578,760
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	320,000	275,237
BNP Paribas SA (France) (SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	1,295,000	1,189,288
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (c)	85,000	79,296
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	455,000	422,443
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	200,000	189,706
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	750,000	752,630
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	74,144
(SOFR + 1.89%), 4.66%, 5/24/2028 (c)	870,000	846,820
Citizens Bank NA
2.25%, 4/28/2025	250,000	232,696
(SOFR + 1.40%), 4.12%, 5/23/2025 (c)	560,000	550,999
(SOFR + 2.00%), 4.57%, 8/9/2028 (c)	400,000	388,260
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	700,000	671,412
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	565,000	511,987
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	200,000	199,864
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (c)	305,000	276,351
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	500,000	499,882
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	200,000	186,277
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	200,000	197,657
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	270,000	258,474
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (c)	250,000	242,122
(SOFR + 0.71%), 0.98%, 5/24/2025 (c)	350,000	321,964
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	200,000	179,716

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	580,000	605,713
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	385,000	331,851
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	420,000	405,291
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	176,537
(SOFR + 1.83%), 4.02%, 3/28/2028 (c)	235,000	219,279
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	200,000	184,976
4.65%, 3/24/2026	400,000	380,359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (c)	415,000	402,638
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (c)	258,000	248,196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	512,000	445,306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	353,184
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	690,000	677,939
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (c)	200,000	194,321
(SOFR + 1.24%), 2.84%, 7/16/2025 (c)	200,000	190,371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (c)	470,000	435,474
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	200,000	197,910
4.80%, 4/5/2026	500,000	487,305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	350,000	364,701
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	210,000	179,788
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024 (c)	200,000	199,569
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	645,000	598,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	955,000	838,788
Societe Generale SA (France)
3.88%, 3/28/2024 (a)	200,000	195,343
4.25%, 4/14/2025 (a)	370,000	353,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	365,000	334,228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	200,000	172,955
4.68%, 6/15/2027 (a)	285,000	278,008
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	200,000	198,543
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	250,000	233,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (c)	355,000	366,174
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	200,000	184,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (c)	310,000	293,541
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a)	400,000	392,765
1.47%, 7/8/2025	200,000	182,333
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.85%, 3/25/2024 (a)	200,000	188,616
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	169,465
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (c)	150,000	139,847
(SOFR + 1.56%), 4.54%, 8/15/2026 (c)	535,000	524,158

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	264,735
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	945,000	922,955
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	75,000	68,221
		29,128,846
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	140,000	125,125
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	80,000	36,000
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	168,076
		204,076
Building Products — 0.1%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	35,000	28,373
Griffon Corp. 5.75%, 3/1/2028	75,000	69,761
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	55,000	46,326
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	70,000	63,442
Summit Materials LLC 5.25%, 1/15/2029 (a)	35,000	32,310
		240,212
Capital Markets — 4.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	8,000	4,676
3.63%, 10/1/2031 (a)	8,000	4,320
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	380,000	363,834
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250,000	221,472
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (c)	405,000	375,584
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	143,910
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	320,000	267,297
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	200,000	197,042
(SOFR + 0.73%), 1.76%, 1/24/2025 (c)	500,000	476,607
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	475,000	458,377
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	370,313
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	347,934
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	220,000	204,607
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	490,000	492,838
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	119,054
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	355,259
Morgan Stanley
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	160,000	156,825
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	200,000	198,619
(SOFR + 1.67%), 4.68%, 7/17/2026 (c)	520,000	514,084
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	150,000	131,553
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	291,489

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	355,387
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	220,000	209,572
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	400,000	414,326
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	200,000	182,657
1.65%, 7/14/2026	200,000	174,441
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (c)	400,000	387,695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	410,000	396,578
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	270,000	232,007
		8,048,357
Chemicals — 0.9%
Albemarle Corp. 4.65%, 6/1/2027	450,000	441,103
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	200,000	169,500
Celanese US Holdings LLC
5.90%, 7/5/2024	560,000	556,576
6.05%, 3/15/2025	75,000	74,623
Chemours Co. (The)
5.38%, 5/15/2027	30,000	27,150
5.75%, 11/15/2028 (a)	40,000	35,131
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	70,000	59,826
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	200,000	177,816
NOVA Chemicals Corp. (Canada) 4.25%, 5/15/2029 (a)	75,000	62,531
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	25,000	22,751
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	85,000	69,488
		1,696,495
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	75,000	62,656
Allied Universal Holdco LLC 6.63%, 7/15/2026 (a)	35,000	33,250
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	65,000	60,786
Brink's Co. (The) 4.63%, 10/15/2027 (a)	35,000	32,182
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	60,000	53,885
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	45,000	38,606
Madison IAQ LLC 4.13%, 6/30/2028 (a)	140,000	121,071
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	79,000	78,210
Stericycle, Inc. 3.88%, 1/15/2029 (a)	60,000	52,200
		532,846
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	65,000	62,885
4.75%, 9/1/2029 (a)	105,000	88,427
		151,312
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	50,000	42,942
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	60,000	46,500

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
MasTec, Inc. 4.50%, 8/15/2028 (a)	85,000	76,742
Weekley Homes LLC 4.88%, 9/15/2028 (a)	65,000	52,681
		218,865
Consumer Finance — 2.3%
AerCap Ireland Capital DAC (Ireland)
4.88%, 1/16/2024	450,000	443,637
2.88%, 8/14/2024	200,000	189,297
2.45%, 10/29/2026	490,000	430,855
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	450,000	438,989
5.50%, 1/15/2026 (a)	125,000	118,400
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (c)	270,000	257,611
(SOFR + 1.29%), 2.64%, 3/3/2026 (c)	360,000	335,716
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	480,000	416,531
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	400,000	383,724
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	425,000	393,248
5.11%, 5/3/2029	200,000	186,458
General Motors Financial Co., Inc. 5.00%, 4/9/2027	380,000	371,492
Navient Corp. 7.25%, 9/25/2023	21,000	21,002
OneMain Finance Corp.
7.13%, 3/15/2026	75,000	72,660
6.63%, 1/15/2028	25,000	22,987
5.38%, 11/15/2029	25,000	20,880
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	350,000	348,259
5.50%, 2/15/2024 (a)	150,000	147,794
		4,599,540
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	176,000
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	70,000	60,869
LABL, Inc. 6.75%, 7/15/2026 (a)	110,000	105,050
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	63,000	62,138
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	70,000	67,342
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	55,000	48,338
		519,737
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	45,000	42,623
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	145,000	137,072
3.85%, 6/15/2025 (a)	200,000	190,610
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	200,000	185,250
		512,932

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — 0.7%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	200,000	134,118
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	157,622
CCO Holdings LLC
5.00%, 2/1/2028 (a)	83,000	76,298
4.75%, 3/1/2030 (a)	285,000	245,021
4.75%, 2/1/2032 (a)	15,000	12,544
4.50%, 5/1/2032	240,000	198,064
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	85,000	80,879
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	70,000	58,975
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	45,000	38,475
4.00%, 2/15/2027 (a)	185,000	157,712
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026 (a)	200,000	177,146
Sprint Capital Corp. 8.75%, 3/15/2032	75,000	89,674
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	35,000	28,744
		1,455,272
Electric Utilities — 1.6%
Enel Finance International NV (Italy)
6.80%, 10/14/2025 (a)	310,000	321,012
1.38%, 7/12/2026 (a)	200,000	173,230
4.63%, 6/15/2027 (a)	445,000	423,550
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (d)	200,000	195,000
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	535,000	487,046
ITC Holdings Corp. 3.65%, 6/15/2024	745,000	724,887
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	200,000	193,287
3.38%, 2/15/2029 (a)	50,000	41,543
5.25%, 6/15/2029 (a)	75,000	69,124
PG&E Corp. 5.00%, 7/1/2028	66,000	60,892
Vistra Operations Co. LLC
3.55%, 7/15/2024 (a)	350,000	335,573
5.00%, 7/31/2027 (a)	70,000	65,707
4.38%, 5/1/2029 (a)	29,000	25,946
		3,116,797
Electronic Equipment, Instruments & Components — 0.0% ^
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	35,424
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	187,230	153,915
Oceaneering International, Inc. 4.65%, 11/15/2024	70,000	67,837
		221,752
Entertainment — 0.3%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	35,000	30,648
5.25%, 7/15/2028 (a)	30,000	23,962

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	95,000	85,737
Warnermedia Holdings, Inc. 3.76%, 3/15/2027 (a)	475,000	432,859
		573,206
Equity Real Estate Investment Trusts (REITs) — 0.2%
Corporate Office Properties LP 2.00%, 1/15/2029	140,000	108,348
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	58,000	54,537
RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	68,509
SBA Communications Corp. 3.13%, 2/1/2029	47,000	39,238
VICI Properties LP 5.63%, 5/1/2024 (a)	50,000	49,517
		320,149
Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	240,000	222,022
3.50%, 3/15/2029 (a)	65,000	54,146
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	24,000	23,160
Rite Aid Corp. 8.00%, 11/15/2026 (a)	95,000	59,108
		358,436
Food Products — 0.4%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	32,000	30,164
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	115,000	109,713
4.63%, 4/15/2030 (a)	35,000	30,707
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	200,000	172,343
4.90%, 4/21/2027 (a)	570,000	533,122
		876,049
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	55,000	52,388
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	60,000	55,200
Medline Borrower LP
3.88%, 4/1/2029 (a)	65,000	55,884
5.25%, 10/1/2029 (a)	30,000	24,450
		135,534
Health Care Providers & Services — 0.4%
AdaptHealth LLC 4.63%, 8/1/2029 (a)	60,000	50,084
Centene Corp. 4.63%, 12/15/2029	84,000	78,106
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	25,000	21,220
6.00%, 1/15/2029 (a)	75,000	62,576
4.75%, 2/15/2031 (a)	85,000	62,279
DaVita, Inc. 4.63%, 6/1/2030 (a)	115,000	93,090
Encompass Health Corp. 4.75%, 2/1/2030	135,000	119,812
Highmark, Inc. 1.45%, 5/10/2026 (a)	130,000	114,835

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
5.13%, 11/1/2027 (a)	65,000	61,190
4.25%, 6/1/2029 (a)	175,000	151,844
		815,036
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	52,000	46,409
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	40,000	35,597
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	105,000	103,772
Carnival Corp. 9.88%, 8/1/2027 (a)	100,000	97,607
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	200,000	177,000
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	80,000	74,032
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	55,000	46,336
MGM Resorts International 5.50%, 4/15/2027	110,000	103,686
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	28,000	28,423
9.25%, 1/15/2029 (a)	28,000	28,665
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	30,000	27,088
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	24,000	24,059
Station Casinos LLC 4.50%, 2/15/2028 (a)	55,000	48,512
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	34,964
Wynn Resorts Finance LLC 7.75%, 4/15/2025 (a)	90,000	90,191
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	30,000	27,450
4.63%, 1/31/2032	8,000	7,080
		1,000,871
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	60,000	53,175
Lennar Corp. 4.75%, 5/30/2025	150,000	147,026
PulteGroup, Inc. 5.50%, 3/1/2026	150,000	150,770
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	60,000	49,744
		400,715
Household Products — 0.1%
Central Garden & Pet Co.
4.13%, 10/15/2030	35,000	29,138
4.13%, 4/30/2031 (a)	35,000	28,898
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	45,000	39,237
4.38%, 3/31/2029 (a)	50,000	42,536
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	100,000	85,389
		225,198
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	95,000	86,902
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	170,000	153,416
		240,318

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — 0.6%
Athene Global Funding
0.95%, 1/8/2024 (a)	259,000	245,553
0.91%, 8/19/2024 (a)	295,000	270,284
2.50%, 1/14/2025 (a)	308,000	288,960
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	230,000	213,147
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	150,000	144,554
		1,162,498
Internet & Direct Marketing Retail — 0.1%
B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030 (d)	200,000	123,450
IT Services — 0.7%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	55,000	45,246
Block, Inc.
2.75%, 6/1/2026	17,000	15,193
3.50%, 6/1/2031	42,000	34,083
Fidelity National Information Services, Inc. 4.70%, 7/15/2027	530,000	520,272
Gartner, Inc. 3.63%, 6/15/2029 (a)	85,000	74,450
Global Payments, Inc.
1.20%, 3/1/2026	415,000	361,951
4.95%, 8/15/2027	335,000	325,751
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	50,000	46,661
		1,423,607
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	65,000	49,400
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	40,000	34,805
Media — 0.8%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	65,000	56,020
7.75%, 4/15/2028 (a)	30,000	22,352
CSC Holdings LLC 6.50%, 2/1/2029 (a)	200,000	182,264
Directv Financing LLC 5.88%, 8/15/2027 (a)	55,000	50,467
DISH DBS Corp.
5.88%, 11/15/2024	50,000	47,513
7.75%, 7/1/2026	310,000	259,656
5.25%, 12/1/2026 (a)	110,000	94,435
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	100,000	76,297
iHeartCommunications, Inc.
8.38%, 5/1/2027	25,000	22,250
5.25%, 8/15/2027 (a)	110,000	97,963
News Corp. 3.88%, 5/15/2029 (a)	52,000	46,215
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	72,000	67,890
Outfront Media Capital LLC 6.25%, 6/15/2025 (a)	22,000	21,890
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	40,000	33,623
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	20,000	17,800
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	49,842

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	55,000	51,328
5.50%, 7/1/2029 (a)	210,000	195,531
Stagwell Global LLC 5.63%, 8/15/2029 (a)	75,000	64,312
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	59,000	50,224
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	45,000	43,020
		1,550,892
Metals & Mining — 0.4%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	200,000	194,154
Arconic Corp. 6.13%, 2/15/2028 (a)	85,000	79,811
ATI, Inc. 5.88%, 12/1/2027	75,000	69,902
Carpenter Technology Corp. 6.38%, 7/15/2028	75,000	70,772
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	70,000	70,175
4.63%, 3/1/2029 (a) (b)	20,000	17,500
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	200,000	189,250
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	70,000	64,050
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	30,000	26,382
Novelis Corp. 4.75%, 1/30/2030 (a)	85,000	75,573
		857,569
Multiline Retail — 0.0% ^
Nordstrom, Inc. 2.30%, 4/8/2024	20,000	18,812
Multi-Utilities — 0.0% ^
Puget Energy, Inc. 2.38%, 6/15/2028	50,000	42,790
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	200,000	176,081
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	20,000	20,404
5.38%, 6/15/2029 (a)	30,000	27,675
Antero Resources Corp.
7.63%, 2/1/2029 (a)	29,000	29,590
5.38%, 3/1/2030 (a)	65,000	60,901
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	350,000	337,976
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	50,000	51,549
Buckeye Partners LP 4.13%, 12/1/2027	90,000	79,564
Cheniere Energy Partners LP 4.50%, 10/1/2029	35,000	32,130
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	80,000	79,300
CNX Resources Corp.
7.25%, 3/14/2027 (a)	4,000	3,985
6.00%, 1/15/2029 (a)	60,000	56,714
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	75,000	73,249
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	55,000	51,753
8.00%, 4/1/2029 (a)	40,000	40,300
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	95,000	83,705
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	150,000	139,811

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (d)	12,000	11,595
4.88%, 3/30/2026 (d)	80,000	74,400
Energy Transfer LP 4.05%, 3/15/2025	105,000	101,957
EnLink Midstream Partners LP 4.15%, 6/1/2025	38,000	36,258
EQM Midstream Partners LP
4.00%, 8/1/2024	12,000	11,460
6.00%, 7/1/2025 (a)	15,000	14,700
6.50%, 7/1/2027 (a)	50,000	48,500
Genesis Energy LP 6.25%, 5/15/2026	70,000	64,885
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	430,943
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a) (b)	191,000	163,066
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	55,000	54,822
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	75,000	68,704
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	60,000	58,703
Leviathan Bond Ltd. (Israel) 6.13%, 6/30/2025 (d)	50,000	48,994
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	30,000	27,097
NuStar Logistics LP 5.63%, 4/28/2027	60,000	56,422
Occidental Petroleum Corp. 6.13%, 1/1/2031	52,000	52,759
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (d)	200,000	201,850
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	100,000	93,813
4.50%, 1/23/2026	100,000	90,000
6.88%, 8/4/2026	30,000	28,350
6.49%, 1/23/2027	270,000	244,296
Range Resources Corp. 4.75%, 2/15/2030 (a)	26,000	23,334
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	80,000	81,149
Southwestern Energy Co. 5.38%, 3/15/2030	105,000	98,721
Sunoco LP 5.88%, 3/15/2028	45,000	42,860
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	85,000	76,924
		3,651,249
Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	120,000	113,073
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	60,000	56,550
		169,623
Pharmaceuticals — 0.3%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	310,000	201,017
8.50%, 1/31/2027 (a)	120,000	57,614
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	285,000	174,591
Organon & Co. 5.13%, 4/30/2031 (a)	200,000	177,482
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (e)	50,000	37,625
		648,329

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Real Estate Management & Development — 0.1%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	60,881
Realogy Group LLC 5.75%, 1/15/2029 (a)	55,000	42,071
		102,952
Road & Rail — 0.6%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	45,000	41,621
4.75%, 4/1/2028 (a)	35,000	30,748
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	75,000	65,060
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (a)	200,000	184,287
2.05%, 4/15/2026 (a)	859,000	741,231
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	60,000	60,364
		1,123,311
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp. 3.88%, 1/15/2027	150,000	142,002
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	35,000	32,692
Marvell Technology, Inc. 1.65%, 4/15/2026	125,000	110,373
Microchip Technology, Inc. 4.25%, 9/1/2025	380,000	369,649
		654,716
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	70,000	62,914
NCR Corp.
5.13%, 4/15/2029 (a)	9,000	7,742
6.13%, 9/1/2029 (a)	115,000	111,550
		182,206
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	65,000	58,806
Bath & Body Works, Inc.
5.25%, 2/1/2028	45,000	41,414
7.50%, 6/15/2029	20,000	20,067
6.75%, 7/1/2036	25,000	21,953
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	95,000	72,983
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	55,000	46,654
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	35,000	32,375
4.38%, 1/15/2031 (a)	35,000	29,602
Penske Automotive Group, Inc. 3.75%, 6/15/2029	25,000	21,037
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	228,407
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	55,000	49,154
Staples, Inc. 7.50%, 4/15/2026 (a)	60,000	53,528
		675,980
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 4.88%, 6/1/2027	50,000	46,804
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	35,000	33,565

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Thrifts & Mortgage Finance — 1.3%
BPCE SA (France)
5.70%, 10/22/2023 (a)	400,000	395,853
5.15%, 7/21/2024 (a)	285,000	279,460
2.38%, 1/14/2025 (a)	500,000	463,794
4.75%, 7/19/2027 (a) (b)	535,000	520,933
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	80,000	72,729
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (c)	200,000	198,401
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024 (a) (c)	200,000	197,086
4.00%, 9/14/2026 (a)	350,000	319,693
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	19,000	16,202
3.63%, 3/1/2029 (a)	50,000	40,250
4.00%, 10/15/2033 (a)	5,000	3,675
		2,508,076
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	150,000	139,232
BAT International Finance plc (United Kingdom) 4.45%, 3/16/2028	475,000	442,374
		581,606
Trading Companies & Distributors — 0.9%
Air Lease Corp.
4.25%, 2/1/2024	150,000	147,342
2.30%, 2/1/2025	480,000	446,814
5.85%, 12/15/2027	360,000	357,559
Aviation Capital Group LLC
4.38%, 1/30/2024 (a)	200,000	195,296
5.50%, 12/15/2024 (a)	150,000	146,860
1.95%, 1/30/2026 (a)	250,000	218,080
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	60,000	56,714
Imola Merger Corp. 4.75%, 5/15/2029 (a)	57,000	50,873
United Rentals North America, Inc. 4.88%, 1/15/2028	155,000	148,654
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	37,000	37,483
		1,805,675
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	75,000	69,725
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (d)	200,000	144,850
T-Mobile USA, Inc.
3.50%, 4/15/2025	150,000	145,231
4.75%, 2/1/2028	32,000	31,106
		390,912
Total Corporate Bonds (Cost $83,434,883)		76,854,767
Asset-Backed Securities — 18.2%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	97,199	95,669
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	212,052	186,262
ACM Auto Trust Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	438,000	434,192

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 5.38%, 7/22/2032 (a) (f)	350,000	341,270
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	222,531
American Credit Acceptance Receivables Trust
Series 2019-4, Class D, 2.97%, 12/12/2025 (a)	318,340	315,371
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	450,000	439,634
Series 2022-1, Class C, 2.12%, 3/13/2028 (a)	1,000,000	937,148
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	284,000	272,714
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 ‡ (a)	300,000	251,662
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 ‡ (a)	400,000	336,132
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 ‡ (a)	313,000	263,118
AREIT Trust Series 2021-CRE5, Class C, 6.16%, 11/17/2038 ‡ (a) (f)	336,000	317,457
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.40%, 4/22/2031 (a) (f)	200,000	194,589
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 5.21%, 7/20/2030 (a) (f)	331,610	324,839
Ballyrock CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R, 5.11%, 7/15/2032 (a) (f)	250,000	243,851
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 5.93%, 12/15/2038 ‡ (a) (f)	475,000	440,221
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	456,930	414,134
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	277,033	241,135
CarNow Auto Receivables Trust
Series 2020-1A, Class C, 3.84%, 9/16/2024 (a)	222,042	221,156
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	196,000	189,921
Series 2021-2A, Class C, 1.69%, 3/15/2027 (a)	500,000	472,171
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	397,000	378,823
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 5.04%, 1/20/2028 (a) (f)	142,394	140,535
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	400,000	368,773
CPS Auto Receivables Trust
Series 2019-B, Class E, 5.00%, 3/17/2025 (a)	500,000	497,799
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	500,000	497,669
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	244,000	233,720
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	200,000	180,555
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	230,441
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	250,000	222,277
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	449,141
Crossroads Asset Trust Series 2021-A, Class C, 1.44%, 1/20/2026 ‡ (a)	125,000	118,889
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	196,831	187,651
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 5.14%, 7/18/2030 (a) (f)	497,131	489,493
DT Auto Owner Trust
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	190,000	184,949
Series 2018-3A, Class E, 5.33%, 11/17/2025 (a)	1,000,000	999,158
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	250,000	229,120
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	250,000	218,043
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	142,965	140,161
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	635,000	613,075
Series 2021-2A, Class D, 1.40%, 4/15/2027	210,000	188,903
Series 2021-4A, Class D, 1.96%, 1/17/2028	480,000	434,449
Series 2022-2A, Class D, 4.56%, 7/17/2028	800,000	749,294

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	63,515	61,942
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	239,746	227,052
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	80,338	76,709
FirstKey Homes Trust
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 ‡ (a)	500,000	427,008
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 ‡ (a)	615,000	542,235
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	550,000	541,196
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	500,000	489,919
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	225,000	202,772
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	143,000	129,135
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	482,784
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	103,486	92,568
FREED ABS Trust
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	68,388	67,687
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (a)	458,448	455,857
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	198,147
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 5.27%, 7/24/2030 (a) (f)	249,310	245,383
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	175,000	172,253
Series 2019-1A, Class D, 4.94%, 12/15/2025 (a)	550,000	546,177
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	200,000	178,240
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	119,674	110,070
Home Partners of America Trust Series 2021-3, Class E1, 3.20%, 1/17/2041 ‡ (a)	467,650	386,427
LCM LP (Cayman Islands) Series 14A, Class AR, 5.28%, 7/20/2031 (a) (f)	400,000	391,827
LCM Ltd. (Cayman Islands) Series 26A, Class A1, 5.31%, 1/20/2031 (a) (f)	250,000	244,592
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	130,459	123,922
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (a)	203,000	199,248
Series 2022-A, Class C, 2.82%, 6/15/2029 ‡ (a)	300,000	278,538
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	300,000	291,026
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	145,992	137,370
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	201,048	194,503
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	111,287	106,609
LMREC LLC Series 2021-CRE4, Class A, 5.09%, 4/22/2037 (a) (f)	91,451	89,334
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 5.08%, 4/15/2029 (a) (f)	67,346	66,792
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	163,920
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	284,000	269,364
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	355,000	341,732
MVW LLC
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	137,304	125,512
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (a)	58,929	53,416
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 5.21%, 7/20/2031 (a) (f)	354,000	346,748
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 ‡ (a)	520,000	449,172
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	178,000	169,931
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	116,924	103,620
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	172,000	157,723

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	44,701	43,851
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	193,021	181,529
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	94,017	91,355
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 5.48%, 2/20/2028 (a) (f)	68,444	67,720
Series 2021-2A, Class A1, 5.48%, 5/20/2029 (a) (f)	134,831	133,101
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 5.55%, 4/14/2038 ‡ (a) (f)	166,492	154,155
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (e)	207,618	185,369
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (e)	260,987	241,223
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (f)	428,255	375,828
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (e)	195,744	180,303
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (e)	152,792	137,970
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	200,000	169,455
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (a)	350,000	288,541
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 ‡ (a)	562,000	497,693
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	190,000	178,754
Series 2021-3, Class D, 1.33%, 9/15/2027	300,000	277,812
Skopos Auto Receivables Trust
Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	15,346	15,318
Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	320,000	316,042
SoFi Consumer Loan Program Trust Series 2018-4, Class D, 4.76%, 11/26/2027 ‡ (a)	102,242	100,999
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 5.32%, 1/20/2032 (a) (f)	400,000	391,574
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 5.04%, 12/29/2029 (a) (f)	447,983	439,550
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 5.42%, 7/23/2033 (a) (f)	250,000	243,142
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 ‡ (a)	240,000	201,360
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	109,905	101,364
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	127,773	121,305
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	182,295	169,024
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	147,640	138,917
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	286,737	271,187
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	419,940	392,824
Upstart Securitization Trust
Series 2020-1, Class B, 3.09%, 4/22/2030 ‡ (a)	9,632	9,613
Series 2021-2, Class B, 1.75%, 6/20/2031 ‡ (a)	275,000	259,747
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	79,588	77,235
Series 2021-4, Class B, 1.84%, 9/20/2031 ‡ (a)	231,000	207,184
Series 2021-5, Class B, 2.49%, 11/20/2031 ‡ (a)	225,000	199,864
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	545,667	534,552
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	9,559	9,524
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	142,000	139,292
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	574,000	542,935

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (e)	142,963	129,237
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	155,264	138,670
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (e)	218,248	196,007
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.26%, 7/18/2031 (a) (f)	150,000	147,275
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	305,549	298,282
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	43,875	43,120
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (e)	275,051	256,634
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (e)	145,976	128,847
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (e)	118,737	105,657
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (e)	148,833	132,746
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	100,000	98,447
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	175,000	170,830
Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	260,000	248,474
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	250,000	232,456
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	450,000	405,986
Total Asset-Backed Securities (Cost $37,951,501)		35,666,434
U.S. Treasury Obligations — 16.1%
U.S. Treasury Notes
3.25%, 8/31/2024	185,000	181,264
4.25%, 9/30/2024	165,000	164,504
2.63%, 4/15/2025	650,000	626,285
2.75%, 5/15/2025	2,370,000	2,289,642
2.88%, 6/15/2025	13,810,000	13,382,753
3.00%, 7/15/2025	2,847,800	2,765,481
3.13%, 8/15/2025	195,000	189,950
3.50%, 9/15/2025	2,057,700	2,024,584
4.25%, 10/15/2025	3,535,000	3,547,980
4.50%, 11/15/2025	4,900,000	4,955,125
0.50%, 2/28/2026	15,000	13,393
0.75%, 5/31/2026	80,000	71,512
0.75%, 8/31/2026	80,000	71,050
0.88%, 9/30/2026	420,000	374,144
2.38%, 3/31/2029	1,140,000	1,049,112
Total U.S. Treasury Obligations (Cost $32,284,967)		31,706,779
Mortgage-Backed Securities — 11.1%
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	270,642	268,250
FHLMC UMBS, 10 Year Pool # RD5034, 2.00%, 9/1/2030	494,614	461,889
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	193,821	184,801
Pool # SB0661, 2.50%, 4/1/2037	509,382	471,968
Pool # SB0725, 4.00%, 8/1/2037	1,027,505	1,007,154
Pool # SB8184, 4.00%, 10/1/2037	1,305,290	1,276,877

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	905,390	875,971
Pool # SD8231, 4.50%, 7/1/2052	872,634	849,994
Pool # SD8233, 5.00%, 7/1/2052	240,467	239,483
FNMA Pool # BM4562 ARM, 3.08%, 5/1/2047 (f)	1,623,464	1,636,009
FNMA UMBS, 15 Year
Pool # MA4361, 2.50%, 6/1/2036	384,573	356,436
Pool # FS1563, 2.50%, 7/1/2036	547,347	507,325
Pool # FS1329, 2.00%, 2/1/2037	999,668	902,208
Pool # FS2930, 4.00%, 9/1/2037	1,358,949	1,330,454
Pool # MA4776, 4.00%, 10/1/2037	1,397,040	1,366,653
FNMA UMBS, 20 Year
Pool # FM3075, 3.50%, 11/1/2039	1,084,917	1,044,877
Pool # CA8310, 2.50%, 12/1/2040	266,594	236,880
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	935,968	914,262
Pool # FS2237, 4.00%, 10/1/2046	2,169,890	2,114,916
Pool # BM1285, 4.50%, 5/1/2047	149,016	149,105
Pool # FS1847, 4.00%, 1/1/2049	274,051	265,405
Pool # FS1891, 4.00%, 1/1/2050	918,327	880,834
Pool # FS0085, 4.00%, 11/1/2050	995,545	961,975
Pool # MA4842, 5.50%, 12/1/2052	1,750,000	1,773,322
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	744,553	729,650
Pool # MA8429, 5.50%, 11/20/2052	1,000,000	1,012,673
Total Mortgage-Backed Securities (Cost $22,215,618)		21,819,371
Commercial Mortgage-Backed Securities — 6.6%
Beast Mortgage Trust Series 2021-1818, Class B, 5.33%, 3/15/2036 ‡ (a) (f)	179,000	167,582
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 4.58%, 9/15/2036 (a) (f)	410,000	392,400
Series 2021-VOLT, Class D, 5.53%, 9/15/2036 ‡ (a) (f)	275,000	256,390
BX Mortgage Trust Series 2022-MVRK, Class A, 5.28%, 3/15/2039 (a) (f)	500,000	482,677
BX Trust
Series 2021-LBA, Class AJV, 4.68%, 2/15/2036 (a) (f)	377,000	354,735
Series 2021-RISE, Class D, 5.63%, 11/15/2036 ‡ (a) (f)	360,000	336,036
Series 2022-LBA6, Class D, 5.79%, 1/15/2039 ‡ (a) (f)	525,000	480,589
Citigroup Commercial Mortgage Trust
Series 2021-PRM2, Class F, 7.63%, 10/15/2036 ‡ (a) (f)	275,000	253,962
Series 2013-GC11, Class AS, 3.42%, 4/10/2046	500,000	495,711
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (f)	200,000	187,879
Series 2015-GC27, Class B, 3.77%, 2/10/2048	200,000	182,104
Series 2015-GC27, Class C, 4.56%, 2/10/2048 ‡ (f)	440,000	398,394
Series 2015-GC29, Class C, 4.28%, 4/10/2048 ‡ (f)	400,000	366,875
Series 2015-GC31, Class C, 4.17%, 6/10/2048 ‡ (f)	250,000	219,142
Commercial Mortgage Trust
Series 2019-WCM, Class G, 6.57%, 10/15/2034 ‡ (a) (f)	385,000	361,105
Series 2013-CR10, Class AM, 4.52%, 8/10/2046 (a) (f)	200,000	196,736
Series 2014-UBS5, Class C, 4.77%, 9/10/2047 ‡ (f)	500,000	449,110

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2014-CR20, Class C, 4.61%, 11/10/2047 ‡ (f)	100,000	92,201
Series 2015-CR26, Class B, 4.62%, 10/10/2048 ‡ (f)	200,000	186,923
Series 2015-PC1, Class B, 4.43%, 7/10/2050 ‡ (f)	200,000	184,623
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 ‡ (f)	325,000	267,241
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.56%, 8/25/2027 (f)	3,593,891	61,150
Series K028, Class X3, IO, 1.70%, 6/25/2041 (f)	4,629,000	26,086
Series K111, Class X3, IO, 3.29%, 4/25/2048 (f)	405,000	72,537
Series K110, Class X3, IO, 3.52%, 6/25/2048 (f)	380,000	71,637
Series K115, Class X3, IO, 3.06%, 9/25/2048 (f)	430,000	70,830
Series K125, Class X3, IO, 2.75%, 2/25/2049 (f)	460,000	70,953
FREMF Mortgage Trust
Series 2018-K732, Class C, 4.19%, 5/25/2025 (a) (f)	200,000	189,259
Series 2013-K31, Class C, 3.74%, 7/25/2046 (a) (f)	275,000	270,925
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (f)	100,000	95,149
Series 2016-K57, Class C, 4.05%, 8/25/2049 (a) (f)	185,000	169,877
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (f)	110,000	100,274
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 ‡ (f)	100,000	89,316
Series 2016-GS3, Class C, 4.11%, 10/10/2049 ‡ (f)	165,000	143,553
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (f)	250,000	183,393
Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	175,000	163,720
Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	150,000	137,920
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.78%, 8/15/2048 ‡ (f)	150,000	136,506
Series 2016-C1, Class D1, 4.39%, 3/17/2049 ‡ (a) (f)	400,000	342,523
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.68%, 3/15/2050 ‡ (a) (f)	275,000	213,291
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.17%, 12/15/2046 ‡ (a) (f)	200,000	188,483
KKR Industrial Portfolio Trust Series 2021-KDIP, Class D, 5.13%, 12/15/2037 ‡ (a) (f)	131,250	122,513
Life Mortgage Trust Series 2021-BMR, Class C, 4.97%, 3/15/2038 ‡ (a) (f)	191,679	180,622
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 5.48%, 4/15/2038 ‡ (a) (f)	250,000	235,596
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.23%, 2/15/2047 ‡ (a) (f)	175,023	165,773
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	220,000	184,073
Series 2015-C25, Class B, 4.68%, 10/15/2048 ‡ (f)	500,000	468,901
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	225,000	195,941
SMRT Series 2022-MINI, Class E, 6.50%, 1/15/2039 ‡ (a) (f)	350,000	320,171
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 5.53%, 11/15/2036 ‡ (a) (f)	400,000	379,499
Velocity Commercial Capital Loan Trust Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (f)	147,575	122,296
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 ‡ (f)	500,000	458,490
Series 2015-LC22, Class D, 4.71%, 9/15/2058 ‡ (f)	205,000	176,165
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.35%, 3/15/2045 ‡ (f)	117,000	112,810
Series 2014-C25, Class B, 4.24%, 11/15/2047 ‡ (f)	160,000	150,276
Series 2014-C22, Class C, 3.92%, 9/15/2057 (f)	725,000	668,568
Total Commercial Mortgage-Backed Securities (Cost $14,308,382)		13,051,491

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 4.3%
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 5.42%, 12/25/2041 ‡ (a) (f)	521,000	484,858
Series 2022-R02, Class 2M2, 6.52%, 1/25/2042 ‡ (a) (f)	225,000	208,310
Series 2022-R07, Class 1M1, 6.50%, 6/25/2042 (a) (f)	413,469	416,280
FHLMC STACR REMIC Trust
Series 2020-DNA1, Class M2, 5.72%, 1/25/2050 (a) (f)	72,731	71,913
Series 2020-HQA3, Class B1, 9.77%, 7/25/2050 (a) (f)	200,000	204,395
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M2, 5.82%, 8/25/2033 (a) (f)	100,000	96,630
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	104,610	106,356
Series 3878, Class PL, 4.50%, 11/15/2040	438,219	437,678
Series 4718, Class DA, 3.00%, 2/15/2047	275,854	254,641
Series 5021, Class MI, IO, 3.00%, 10/25/2050	476,336	76,885
FNMA, Connecticut Avenue Securities Series 2017-C07, Class 2M2, 6.54%, 5/25/2030 (f)	97,215	98,080
FNMA, REMIC
Series 2012-136, Class DL, 3.50%, 12/25/2042	256,212	241,925
Series 2022-42, Class EA, 3.75%, 6/25/2052	2,578,645	2,481,468
GNMA Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	247,111	32,164
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (e)	120,507	106,604
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (f)	188,000	177,169
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (e)	278,510	247,612
PRPM LLC
Series 2020-4, Class A1, 2.95%, 10/25/2025 ‡ (a) (e)	695,184	666,089
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (f)	117,544	107,368
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (e)	816,850	737,479
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (e)	268,288	240,062
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (e)	233,681	210,049
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (e)	245,364	221,545
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 ‡ (a) (f)	144,000	97,763
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (e)	408,744	368,077
Total Collateralized Mortgage Obligations (Cost $8,925,888)		8,391,400
Foreign Government Securities — 0.8%
Dominican Republic Government Bond, 6.00%, 7/19/2028 (d)	300,000	288,750
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	200,000	158,750
8.38%, 3/24/2029 (a)	200,000	165,750
Hashemite Kingdom of Jordan 4.95%, 7/7/2025 (a)	200,000	192,725
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	200,000	82,022
Republic of Angola 8.25%, 5/9/2028 (d)	200,000	185,750
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	200,000	191,750
5.75%, 12/31/2032 (d) (e)	62,694	60,629
Republic of Ecuador
5.50%, 7/31/2030 (d) (e)	25,000	15,138
5.50%, 7/31/2030 (a) (e)	50,000	30,275
2.50%, 7/31/2035 (d) (e)	110,000	47,905

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Iraq 6.75%, 3/9/2023 (d)	200,000	196,975
Total Foreign Government Securities (Cost $1,944,098)		1,616,419
Municipal Bonds — 0.1% (f) (g)
California — 0.1%
California Housing Finance Agency
Series 1, Rev., 0.80%, 11/20/2035	2,740	154
Series 2021-1, Rev., 0.80%, 11/20/2035	2,151,966	121,351
Total Municipal Bonds (Cost $124,103)		121,505
	SHARES
Short-Term Investments — 6.7%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (h) (i) (Cost $11,349,380)	11,347,820	11,351,224
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (h) (i) (Cost $789,486)	789,486	789,486
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills
3.94%, 1/19/2023 (j)	505,000	502,314
3.34%, 3/2/2023 (j) (k)	580,000	573,751
Total U.S. Treasury Obligations (Cost $1,077,495)		1,076,065
Total Short-Term Investments (Cost $13,216,361)		13,216,775
Total Investments — 103.0% (Cost $214,405,801)		202,444,941
Liabilities in Excess of Other Assets — (3.0)%		(5,927,818)
NET ASSETS — 100.0%		196,517,123

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $763,167.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2022.
(j)	The rate shown is the effective yield as of November 30, 2022.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	223	03/31/2023	USD	24,261,703	180,929
Short Contracts
U.S. Treasury 10 Year Note	(106)	03/22/2023	USD	(12,062,468)	(92,972)
U.S. Treasury 10 Year Ultra Note	(32)	03/22/2023	USD	(3,846,500)	(39,067)
U.S. Treasury 2 Year Note	(25)	03/31/2023	USD	(5,138,867)	(17,432)
					(149,471)
					31,458

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 2,150,000	96,341	(158,172)	(61,831)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$27,967,560	$7,698,874	$35,666,434
Collateralized Mortgage Obligations	—	6,934,380	1,457,020	8,391,400
Commercial Mortgage-Backed Securities	—	4,257,624	8,793,867	13,051,491
Corporate Bonds	—	76,854,767	—	76,854,767
Foreign Government Securities	—	1,616,419	—	1,616,419
Mortgage-Backed Securities	—	21,819,371	—	21,819,371
Municipal Bonds	—	121,505	—	121,505
U.S. Treasury Obligations	—	31,706,779	—	31,706,779
Short-Term Investments
Investment Companies	11,351,224	—	—	11,351,224
Investment of Cash Collateral from Securities Loaned	789,486	—	—	789,486
U.S. Treasury Obligations	—	1,076,065	—	1,076,065
Total Short-Term Investments	12,140,710	1,076,065	—	13,216,775
Total Investments in Securities	$12,140,710	$172,354,470	$17,949,761	$202,444,941
Appreciation in Other Financial Instruments
Futures Contracts	$180,929	$—	$—	$180,929
Depreciation in Other Financial Instruments
Futures Contracts	(149,471)	—	—	(149,471)
Swaps	—	(158,172)	—	(158,172)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$31,458	$(158,172)	$—	$(126,714)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$7,077,155	$—	$(606,925)	$(548)	$1,111,854	$(1,148,490)	$988,147	$(221,043)	$498,724	$7,698,874
Collateralized Mortgage Obligations	649,255	—	(88,474)	2,958	717,279	(45,443)	221,445	—	—	1,457,020
Commercial Mortgage-Backed Securities	8,663,746	(106,168)	(690,382)	(8,846)	1,444,414	(1,063,473)	1,477,763	(424,463)	(498,724)	8,793,867
Total	$16,390,156	$(106,168)	$(1,385,781)	$(6,436)	$3,273,547	$(2,257,406)	$2,687,355	$(645,506)	$—	$17,949,761

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(1,416,950).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,530,407	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.62%)
			Yield (Discount Rate of Cash Flows)	5.61% - 9.36% (7.58%)

Asset-Backed Securities	6,530,407
	1,457,020	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	5.97% - 9.69% (8.18%)

Collateralized Mortgage Obligations	1,457,020
	8,793,867	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.06% - 57.29% (9.56%)

Commercial Mortgage- Backed Securities	8,793,867
Total	$16,781,294

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $1,168,467.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (a) (b)	$23,982,204	$76,563,900	$89,193,238	$(4,884)	$3,242	$11,351,224	11,347,820	$205,481	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	110,760	3,073,923	2,395,197	—	—	789,486	789,486	4,713	—
Total	$24,092,964	$79,637,823	$91,588,435	$(4,884)	$3,242	$12,140,710		$210,194	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.